LOSS PER SHARE (Tables)	12 Months Ended
Mar. 31, 2026
Profit or loss [abstract]
Schedule of loss and share data used in the basic and diluted EPS calculations

	Years Ended March 31,
	2026	2025	2024
Numerator
Net loss attributable to owners of the Company	$(38,627)	$(6,767)	$(75,339)
Denominator
Weighted average number of shares – Basic and Diluted	9,248	1,183	968
Basic and diluted loss per share	$(4.18)	$(5.72)	$(77.83)

Schedule of anti-dilutive effect on loss per share

	March 31,
	2026	2025	2024
Warrants	1,531,581	481,581	481,581
Share options	2,246,507	225,117	90,281
Restricted stock units	1,241,334	5,410	18,467